United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-00204

                   AllianceBernstein Mid-Cap Growth Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: November 30, 2003

                    Date of reporting period: May 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

AllianceBernstein
Mid-Cap Growth
Fund

Semi-Annual Report
May 31, 2003


[LOGO]AllianceBernstein
      Investment Research and Management

Investment Products Offered
============================
 o Are Not FDIC Insured
 o May Lose Value
 o Are Not Bank Guaranteed
============================


This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the Alliance mutual funds and an affiliate of AllianceBernstein Capital Management L.P., the manager of the funds, is a member of the NASD.

July 9, 2003

Semi-Annual Report
We're excited to announce that Alliance Fund Distributors, Inc. has become AllianceBernstein Investment Research and Management, Inc. All of Alliance Capital's domestic mutual funds have been renamed AllianceBernstein.

This report provides management's discussion of fund performance for AllianceBernstein Mid-Cap Growth Fund (the "Fund") for the semi-annual reporting period ended May 31, 2003.

Investment Objective and Policies
AllianceBernstein Mid-Cap Growth Fund is an open-end, diversified investment company that seeks long-term growth of capital and income primarily through investments in common stocks that Alliance Capital believes will appreciate in value. The Fund invests predominantly in the stocks of mid-capitalization companies.

Investment Results
The following table provides the Fund's investment results for the six- and 12-month periods ended May 31, 2003. For comparison, we have also provided performance for the Fund's benchmark, the Russell MidCap Growth Index, which is a measure of mid-cap stock performance.

   INVESTMENT RESULTS*
   Periods Ended May 31, 2003

                                                    ============================
                                                              Returns
                                                    ============================
                                                    6 Months           12 Months
--------------------------------------------------------------------------------
   AllianceBernstein Mid-Cap Growth Fund
     Class A                                         15.14%              1.91%
--------------------------------------------------------------------------------
     Class B                                         14.55%              0.82%
--------------------------------------------------------------------------------
     Class C                                         14.91%              1.09%
--------------------------------------------------------------------------------
   Russell MidCap Growth Index                       10.00%             -5.84%
--------------------------------------------------------------------------------

 * The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of May 31, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 1

   The unmanaged Russell MidCap Growth Index measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Mid-Cap Growth Fund.

   Additional investment results appear on page 4.

During the six- and 12-month periods ended May 31, 2003, the Fund outperformed its benchmark, the Russell MidCap Growth Index. The Fund's overweight position in technology and strong stock selection were big drivers of performance during the period on an absolute and relative basis. We maintained the Fund's underweight position in consumer discretionary stocks during the period, but within that sector, the Fund benefited from stock selection in the internet space. Amazon.com, Inc., Expedia, Inc. and eBay, Inc. contributed significantly to the Fund's performance. XM Satellite Radio Holdings, Inc. was the single largest contributor to performance, as the stock was up over 250% during the period under review. Our decision to underweight financial stocks combined with good stock selection aided the Fund's performance.

The Fund's underweight position in health care detracted from performance during the period. Within the health care sector, several of the Fund's biotechnol ogy stocks were poor performers, with Cerus Corp. down 53.6% during the period. The Fund's exposure to select energy stocks, an area where the Fund carried less exposure than its benchmark, was a mild drag on performance. The results in wireless were mixed: Nextel Communications, Inc's. positive contribution to performance was not large enough to offset the decline in Sprint Corp. (PCS Group) during the period.

Market Review and Investment Strategy
After a sharp rise in the equity markets in October and November of 2002, stocks took a turn for the worse by year-end and hit a low in early March. Before the onset of war with Iraq, stocks began their rally with most of the major equity indices closing at highs for the six-month period under review.

The Fund's overweight position in technology stocks helped performance as technology stocks outperformed the overall market, as represented by the NASDAQ Composite Index, during the period. The Fund's internet holdings were also large contributors to performance. During April and May, we took some profits from the Fund's technology and internet holdings, using the proceeds to rebuild positions in defense and homebuilding stocks as they pulled back. We maintained the Fund's underweight position in health care, but we added selectively to existing biotechnology holdings on their pullbacks. We also increased the energy exposure of the Fund, and we continued to lower the Fund's exposure to the financial services sector where we remain underweight.


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

PORTFOLIO SUMMARY
May 31, 2003 (unaudited)

INCEPTION DATES            PORTFOLIO STATISTICS
Class A Shares             Net Assets ($mil): $601.3
7/7/38                     Average Market Capitalization ($mil): $5,773
Class B Shares
3/4/91
Class C Shares
5/3/93


SECTOR BREAKDOWN
  41.6% Technology
  19.1% Consumer Services
  17.0% Health Care
   5.3% Finance
   4.8% Capital Goods                    [PIE CHART OMITTED]
   4.8% Consumer Manufacturing
   4.0% Energy
   2.1% Aerospace & Defense
   1.3% Basic Industry

All data as of May 31, 2003. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 3

INVESTMENT RESULTS


AVERAGE ANNUAL RETURNS AS OF MAY 31, 2003

Class A Shares
--------------------------------------------------------------------------------
                              Without Sales Charge        With Sales Charge
                     1 Year            1.91%                    -2.52%
                    5 Years           -5.66%                    -6.48%
                   10 Years            5.94%                     5.49%

Class B Shares
--------------------------------------------------------------------------------
                              Without Sales Charge        With Sales Charge
                     1 Year            0.82%                    -3.18%
                    5 Years           -6.49%                    -6.49%
                   10 Years            5.23%                     5.23%

Class C Shares
--------------------------------------------------------------------------------
                              Without Sales Charge        With Sales Charge
                     1 Year            1.09%                     0.09%
                    5 Years           -6.51%                    -6.51%
                   10 Years            5.02%                     5.02%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2003)

                               Class A           Class B          Class C
--------------------------------------------------------------------------------
                     1 Year     8.70%            8.50%            11.50%
                    5 Years    -6.39%           -6.40%            -6.42%
                   10 Years     5.38%            5.10%             4.92%
            Since Inception*   10.21%            6.93%             5.48%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Returns for Advisor Class shares will vary due to different expenses associated with this class.

The Fund can invest in foreign securities which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* Since inception: 7/7/38 Class A; 3/4/91 Class B; 5/3/93 Class C.


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

TEN LARGEST HOLDINGS
May 31, 2003 (unaudited)

                                                               Percent of
Company                                         Value          Net Assets
--------------------------------------------------------------------------------
Applera Corp.-Applied Biosystems Group  $  21,063,814                 3.5%
--------------------------------------------------------------------------------
Sprint Corp. (PCS Group)                   20,236,626                 3.4
--------------------------------------------------------------------------------
Overture Services, Inc.                    19,975,042                 3.3
--------------------------------------------------------------------------------
Network Appliance, Inc.                    18,437,019                 3.1
--------------------------------------------------------------------------------
PeopleSoft, Inc.                           18,359,028                 3.1
--------------------------------------------------------------------------------
Intuit, Inc.                               18,222,281                 3.0
--------------------------------------------------------------------------------
Juniper Networks, Inc.                     17,683,120                 2.9
--------------------------------------------------------------------------------
Electronic Arts, Inc.                      16,750,648                 2.8
--------------------------------------------------------------------------------
NVIDIA Corp.                               16,474,277                 2.7
--------------------------------------------------------------------------------
KLA-Tencor Corp.                           15,935,019                 2.7
--------------------------------------------------------------------------------
                                        $ 183,136,874                30.5%


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 5

PORTFOLIO OF INVESTMENTS
May 31, 2003 (unaudited)

Company                                           Shares             Value
--------------------------------------------------------------------------------

COMMON STOCKS-100.6%

Technology-41.9%
Communication Equipment-4.9%
Corning, Inc.(a) .............................        1,633,720     $ 11,942,493
Juniper Networks, Inc.(a) ....................        1,274,000       17,683,120
                                                                    ------------
                                                                      29,625,613
                                                                    ------------
Computer Peripherals-3.1%
Network Appliance, Inc.(a) ...................        1,082,620       18,437,019
                                                                    ------------
Computer Software-11.3%
BEA Systems, Inc.(a) .........................          635,990        6,894,132
Documentum, Inc.(a) ..........................          170,260        3,607,809
Electronic Arts, Inc.(a) .....................          244,321       16,750,648
Intuit, Inc.(a) ..............................          395,363       18,222,281
NetScreen Technologies, Inc.(a) ..............          194,200        4,348,138
PeopleSoft, Inc.(a) ..........................        1,122,190       18,359,028
                                                                    ------------
                                                                      68,182,036
                                                                    ------------
Internet Media-5.4%
Overture Services, Inc.(a) ...................        1,119,740       19,975,042
Yahoo, Inc.(a) ...............................          410,320       12,248,052
                                                                    ------------
                                                                      32,223,094
                                                                    ------------
Internet Infrastructure-2.0%
eBay, Inc.(a) ................................          116,002       11,798,563
                                                                    ------------
Semi-Conductor Capital Equipment-2.7%
KLA-Tencor Corp.(a) ..........................          344,690       15,935,019
                                                                    ------------
Semi-Conductor Components-12.5%
Broadcom Corp. Cl.A(a) .......................          253,890        6,215,227
Marvell Technology Group, Ltd.(a) ............          421,440       13,363,862
Maxim Integrated Products, Inc. ..............          298,930       11,721,045
Micron Technology, Inc.(a) ...................        1,223,490       13,849,907
NVIDIA Corp.(a) ..............................          629,510       16,474,277
Silicon Laboratories, Inc.(a) ................          464,960       13,832,560
                                                                    ------------
                                                                      75,456,878
                                                                    ------------
                                                                     251,658,222
                                                                    ------------
Consumer Services-19.2%
Airlines-1.7%
Southwest Airlines Co. .......................          651,630       10,471,694
                                                                    ------------
Broadcasting & Cable-1.4%
XM Satellite Radio Holdings, Inc. Cl.A(a) ....          713,130        8,086,894
                                                                    ------------
Cellular Communications-5.4%
Nextel Communications, Inc. Cl.A(a) ..........          807,900       12,110,421
Sprint Corp. (PCS Group)(a) ..................        4,537,360       20,236,626
                                                                    ------------
                                                                      32,347,047
                                                                    ------------


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

Company                                                  Shares            Value
--------------------------------------------------------------------------------

Entertainment & Leisure-1.7%
Expedia, Inc.(a) .............................          136,770     $ 10,045,756
                                                                    ------------
Gaming-1.2%
Wynn Resorts, Ltd.(a) ........................          393,090        7,401,885
                                                                    ------------
Restaurants & Lodging-1.4%
Starbucks Corp.(a) ...........................          346,000        8,525,786
                                                                    ------------
Retail - General Merchandise-4.8%
Amazon.com, Inc.(a) ..........................          348,910       12,539,826
Tiffany & Co. ................................          312,800       10,247,328
Williams-Sonoma, Inc.(a) .....................          216,880        6,165,898
                                                                    ------------
                                                                      28,953,052
                                                                    ------------
Miscellaneous-1.6%
Cendant Corp.(a) .............................          566,820        9,522,576
                                                                    ------------
                                                                     115,354,690
                                                                    ------------
Health Care-17.1%
Biotechnology-11.7%
Affymetrix, Inc.(a) ..........................          653,800       14,873,950
Applera Corp.-Applied Biosystems Group .......        1,081,860       21,063,814
Compugen, Ltd. (Israel)(a) ...................           64,700          298,914
IDEC Pharmaceuticals Corp.(a) ................          158,080        6,033,914
InterMune, Inc.(a) ...........................          372,640        9,383,075
MedImmune, Inc.(a) ...........................          183,120        6,491,604
Millennium Pharmaceuticals, Inc.(a) ..........          777,605       12,091,758
                                                                    ------------
                                                                      70,237,029
                                                                    ------------
Drugs-1.4%
Forest Laboratories, Inc.(a) .................          167,870        8,477,435
                                                                    ------------
Medical Products-3.5%
Boston Scientific Corp.(a) ...................          157,370        8,198,977
Cerus Corp.(a) ...............................        1,142,040       12,859,370
                                                                    ------------
                                                                      21,058,347
                                                                    ------------
Medical Services-0.5%
Stericycle, Inc.(a) ..........................           78,270        3,096,361
                                                                    ------------
                                                                     102,869,172
                                                                    ------------
Finance-5.3%
Banking - Money Center-1.0%
SLM Corp. ....................................           52,510        6,301,200
                                                                    ------------
Brokerage & Money Management-2.2%
Legg Mason, Inc. .............................          203,000       13,115,830
                                                                    ------------
Insurance-2.1%
AFLAC, Inc. ..................................          204,540        6,731,411
XL Capital, Ltd. Cl.A ........................           67,480        5,874,134
                                                                    ------------
                                                                      12,605,545
                                                                    ------------
                                                                      32,022,575
                                                                    ------------

--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 7

Company                                                Shares              Value
--------------------------------------------------------------------------------

Capital Goods-4.8%
Electrical Equipment-3.1%
Alliant Techsystems, Inc.(a) ................         252,145     $  12,725,758
Johnson Controls, Inc. ......................          68,740         5,722,605
                                                                  -------------
                                                                     18,448,363
                                                                  -------------
Machinery-1.7%
Navistar International Corp.(a) .............         342,930        10,569,103
                                                                  -------------
                                                                     29,017,466
                                                                  -------------
Consumer Manufacturing-4.8%
Building & Related-4.8%
D.R. Horton, Inc. ...........................         529,580        13,922,658
Lennar Corp. ................................         129,610         8,690,351
Masco Corp. .................................         244,190         6,007,074
                                                                  -------------
                                                                     28,620,083
                                                                  -------------
Energy-4.1%
Domestic Producers-1.3%
Devon Energy Corp. ..........................         145,100         7,545,200
                                                                  -------------
Oil Service-1.6%
Schlumberger, Ltd (Netherlands-Antilles) ....         201,050         9,775,051
                                                                  -------------
Miscellaneous-1.2%
Valero Energy Corp. .........................         188,280         7,060,500
                                                                  -------------
                                                                     24,380,751
                                                                  -------------
Aerospace & Defense-2.1%
Aerospace-2.1%
Northrop Grumman Corp. ......................         146,610        12,894,350
                                                                  -------------
Basic Industry-1.3%
Paper & Forest Products-1.3%
Smurfit-Stone Container Corp.(a) ............         533,900         7,912,398
                                                                  -------------
Total Investments-100.6%
   (cost $454,657,684) ......................                       604,729,707
Other assets less liabilities*-(0.6%) .......                        (3,392,528)
                                                                  -------------
Net Assets-100% .............................                     $ 601,337,179
                                                                  ==============


* SECURITY LENDING INFORMATION
Includes cash collateral received of $59,520,150 for securities on loan as of May 31, 2003 (see Note F). The lending agent invested the cash collateral in a short-term investment as follows:

                                                                    Percent
                                    Current                         of Net
                                     Yield    Shares      Value     Assets
                                   -------  ---------- -----------  ------
UBS Private Money Market Fund LLC    1.22%  59,520,150  $59,520,150  9.9%

(a) Non-income producing security.
   See notes to financial statements.


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

STATEMENT OF ASSETS & LIABILITIES
May 31, 2003 (unaudited)

Assets
Investments in securities, at value
  (cost $454,657,684)................................      $   604,729,707(a)
Cash ................................................              176,438
Collateral held for securities loaned................           59,520,150
Receivable for investment securities sold............            2,007,701
Receivable for capital stock sold....................              224,069
Dividends and interest receivable....................              153,806
                                                           ---------------
Total assets.........................................          666,811,871
                                                           ---------------
Liabilities
Payable for collateral received on securities loaned.           59,520,150
Payable for investment securities purchased..........            4,549,556
Payable for capital stock redeemed...................              591,326
Advisory fee payable.................................              286,446
Distribution fee payable.............................              212,814
Accrued expenses and other liabilities...............              314,400
                                                           ---------------
Total liabilities....................................           65,474,692
                                                           ---------------
Net Assets...........................................      $   601,337,179
                                                           ===============
Composition of Net Assets
Capital stock, at par................................      $     1,430,880
Additional paid-in capital...........................          778,571,163
Accumulated net investment loss......................           (2,882,394)
Accumulated net realized loss on investment
  transactions.......................................         (325,854,493)
Net unrealized appreciation of investments...........          150,072,023
                                                           ---------------
                                                           $   601,337,179
                                                           ===============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
  ($524,932,856/123,135,689 shares of capital
  stock issued and outstanding)......................                $4.26
Sales charge--4.25% of public offering price.........                  .19
                                                                     -----
Maximum offering price...............................                $4.45
                                                                     =====
Class B Shares
Net asset value and offering price per share
  ($47,200,006/12,741,278 shares of capital
  stock issued and outstanding)......................                $3.70
                                                                     =====
Class C Shares
Net asset value and offering price per share
  ($11,425,811/3,089,751 shares of capital
  stock issued and outstanding)......................                $3.70
                                                                     =====
Advisor Class Shares
Net asset value, redemption and offering price per
  share ($17,778,506/4,121,329 shares of capital
  stock issued and outstanding)......................                $4.31
                                                                     =====

(a) Includes securities on loan with a value of $58,061,688 (see Note F). See notes to financial statements.


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 9

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2003 (unaudited)

Investment Income
Dividends............................... $       825,987
Interest................................         108,394   $       934,381
                                         ---------------
Expenses
Management fee..........................       1,856,214
Distribution fee--Class A...............         476,274
Distribution fee--Class B...............         193,425
Distribution fee--Class C...............          48,910
Transfer agency.........................         856,739
Printing................................         124,651
Custodian...............................          91,082
Administrative..........................          64,300
Audit and legal.........................          49,666
Registration............................          36,873
Directors' fees.........................          10,853
Miscellaneous...........................           8,056
                                         ---------------
Total expenses..........................       3,817,043
Less: expense offset arrangement
  (see Note B)..........................            (268)
                                         ---------------
Net expenses............................                         3,816,775
                                                           ---------------
Net investment loss.....................                        (2,882,394)
                                                           ---------------
Realized and Unrealized Gain on
Investment Transactions
Net realized gain on investment
  transactions..........................                        16,936,120
Net change in unrealized
  appreciation/depreciation
  of investments........................                        63,620,738
                                                           ---------------
Net gain on investment transactions.....                        80,556,858
                                                           ---------------
Net Increase in Net Assets
  from Operations.......................                   $    77,674,464
                                                           ===============


See notes to financial statements.


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

STATEMENT OF CHANGES
IN NET ASSETS

                                            Six Months
                                               Ended         Year Ended
                                           May 31, 2003     November 30,
                                            (unaudited)         2002
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment loss..................... $    (2,882,394)  $    (7,710,224)
Net realized gain (loss) on investment
  transactions..........................      16,936,120      (186,108,624)
Net change in unrealized
  appreciation/depreciation
  of investments........................      63,620,738       (24,491,326)
                                         ---------------   ---------------
Net increase (decrease) in net assets
  from operations.......................      77,674,464      (218,310,174)
Capital Stock Transactions
Net decrease............................     (10,954,928)     (141,756,741)
                                         ---------------   ---------------
Total increase (decrease)...............      66,719,536      (360,066,915)
Net Assets
Beginning of period.....................     534,617,643       894,684,558
                                         ---------------   ---------------
End of period........................... $   601,337,179   $   534,617,643
                                         ===============   ===============


See notes to financial statements.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 11

NOTES TO FINANCIAL STATEMENTS
May 31, 2003 (unaudited)

NOTE A
Significant Accounting Policies
The AllianceBernstein Mid-Cap Growth Fund, Inc. (the "Fund"), formerly Alliance Mid-Cap Growth Fund, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class Cshares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains, losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and lia-


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 13
bilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses
All income earned and expenses incurred by the Fund are borne on a pro rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions
Dividends and distributions to shareholders, if any, are recorded on the exdividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

NOTE B
Management Fee and Other Transactions With Affiliates
Under the terms of the management agreement, the Fund pays Alliance Capital Management L.P. (the "Manager"), a fee at an annual rate of .75% on the first $500 million of average daily net assets, .65% on the next $500 million of average daily net assets and .55% on average daily net assets in excess of $1 billion. The fee is accrued daily and paid monthly.

Pursuant to the management agreement, the Fund paid $64,300 to the Manager representing the cost of certain legal and accounting services provided to the Fund by the Manager for the six months ended May 31, 2003.


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

The Fund compensates Alliance Global Investor Services, Inc., (AGIS) a wholly-owned subsidiary of the Manager, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $675,058 for the six months ended May 31, 2003.

For the six months ended May 31, 2003, the Fund's expenses were reduced by $268 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Manager, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $3,909 from the sales of Class A shares and $1,210, $29,686 and $238 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2003.

Brokerage commissions paid on investment transactions for the six months ended May 31, 2003 amounted to $1,193,756 of which $23,914 was paid to Sanford C. Bernstein &Co. LLC, an affiliate of the Manager.

NOTE C
Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $6,990,134 and $1,870,548, for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Manager may use its own resources to finance the distribution of the Fund's shares.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 15

NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the period ended May 31, 2003, were as follows:

                                            Purchases           Sales
                                         --------------   ---------------
Investment securities.................    $251,897,033    $   263,456,494
U.S. government securities............              -0-                -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation..........................   $   156,791,503
Gross unrealized depreciation..........................        (6,719,480)
                                                          ---------------
Net unrealized appreciation............................   $   150,072,023
                                                          ===============

NOTE E
Distributions to Shareholders
The tax character of distributions to be paid for the year ending November 30, 2003 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2002 and November 30, 2001 were as follows:

                                              2002              2001
                                         --------------   ---------------
Distributions paid from:
   Ordinary income....................   $           -0-  $    28,558,139
   Long term capital gains............               -0-       20,547,850
                                         --------------   ---------------
Total taxable distributions...........               -0-       49,105,989
                                         --------------   ---------------
Total distributions paid..............   $           -0-  $    49,105,989
                                         --------------   ---------------

As of November 30, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses...................   $  (259,304,473)(a)
Unrealized appreciation/(depreciation).................         2,965,148(b)
                                                          ---------------
Total accumulated earnings/(deficit)...................   $  (256,339,325)
                                                          ---------------

(a) On November 30, 2002, the Fund had a net capital loss carryforward of $259,304,473, of which $151,624,656 expires in the year 2009 and
    $107,679,817 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.
(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

NOTE F
Securities Lending
The Fund has entered into a securities lending agreement with UBS/Paine Webber, Inc. (the"LendingAgent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund earns fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss in the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent may invest the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. As of May 31, 2003, the Fund had loaned securities with a value of $58,061,688 and received cash collateral of $59,520,150, which was invested in a money market fund as included in the footnotes to the accompanying portfolio of investments. For the six months ended May 31, 2003, the Fund earned fee income of $99,238 which is included in interest income in the accompanying Statement of Operations.

NOTE G
Capital Stock
There are 12,000,000,000 shares of $0.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


              ================================  ====================================
                            Shares                             Amount
              ================================  ====================================
              Six Months Ended     Year Ended     Six Months Ended       Year Ended
                  May 31, 2003   November 30,         May 31, 2003     November 30,
                   (unaudited)           2002          (unaudited)             2002
              ----------------------------------------------------------------------
Class A
Shares sold         80,179,046    666,869,479        $ 277,700,532   $ 2,604,234,397
------------------------------------------------------------------------------------
Shares converted
  from Class B         206,514        699,555              734,679         2,861,398
------------------------------------------------------------------------------------
Shares redeemed    (84,037,233)  (684,023,732)        (291,008,283)   (2,681,824,281)
------------------------------------------------------------------------------------
Net decrease        (3,651,673)   (16,454,698)       $ (12,573,072)  $   (74,728,486)
------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 17

              ================================  ====================================
                            Shares                             Amount
              ================================  ====================================
              Six Months Ended     Year Ended     Six Months Ended       Year Ended
                  May 31, 2003   November 30,         May 31, 2003     November 30,
                   (unaudited)           2002          (unaudited)             2002
              ----------------------------------------------------------------------
Class B
Shares sold          1,954,357      3,266,084        $   6,004,452     $  11,857,211
------------------------------------------------------------------------------------
Shares converted
  to Class A          (237,295)      (796,739)            (734,679)       (2,861,398)
------------------------------------------------------------------------------------
Shares redeemed     (1,691,999)    (4,391,919)          (5,035,049)      (14,731,968)
------------------------------------------------------------------------------------
Net increase
  (decrease)            25,063     (1,922,574)       $     234,724     $  (5,736,155)
------------------------------------------------------------------------------------
Class C
Shares sold          1,263,838      1,153,569        $   3,757,717     $   4,071,203
------------------------------------------------------------------------------------
Shares redeemed     (1,541,672)    (1,440,877)          (4,555,189)       (4,987,444)
------------------------------------------------------------------------------------
Net decrease          (277,834)      (287,308)       $    (797,472)    $    (916,241)
------------------------------------------------------------------------------------
Advisor Class
Shares sold            880,833     24,749,469        $   3,057,176     $ 112,428,321
------------------------------------------------------------------------------------
Shares redeemed       (258,099)   (48,366,425)            (876,284)     (172,804,180)
------------------------------------------------------------------------------------
Net increase
  (decrease)           622,734    (23,616,956)       $   2,180,892     $ (60,375,859)
------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

Financial Highlights
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                   ========================================================================
                                                                     Class A
                                   ========================================================================
                                   Six Months
                                        Ended
                                      May 31,                        Year Ended November 30,
                                         2003     ---------------------------------------------------------
                                  (unaudited)        2002        2001       2000          1999        1998
                                  -------------------------------------------------------------------------
Net asset value,
  beginning of period............    $   3.70    $   4.79    $   5.83    $   7.55    $     5.97    $   8.70
                                  -------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a)...........        (.02)       (.04)       (.04)       (.04)         (.03)       (.02)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions...................         .58       (1.05)       (.71)      (1.04)         2.00        (.54)
                                  -------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations.....................         .56       (1.09)       (.75)      (1.08)         1.97        (.56)
                                  -------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
  gain on investment
  transactions...................          -0-         -0-       (.29)       (.64)         (.39)      (2.17)
                                  -------------------------------------------------------------------------
Net asset value, end of period       $   4.26    $   3.70    $   4.79    $   5.83    $     7.55    $   5.97
                                  -------------------------------------------------------------------------
Total Return
Total investment return based
  on net asset value(b)..........       15.14%     (22.76)%    (13.64)%    (15.73)%       35.37%      (8.48)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)................    $524,933    $469,570    $686,445    $856,956    $1,128,166    $953,181
Ratio of expenses to
  average net assets.............        1.46%(c)    1.34%       1.22%       1.04%         1.06%       1.03%
Ratio of net investment loss
  to average net assets..........       (1.09)%(c)  (1.03)%      (.69)%      (.55)%        (.41)%      (.36)%
Portfolio turnover rate..........          50%        183%        226%         86%           97%        106%



See footnote summary on page 22.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 19

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                   ========================================================================
                                                                     Class B
                                   ========================================================================
                                   Six Months
                                        Ended
                                      May 31,                        Year Ended November 30,
                                         2003     ---------------------------------------------------------
                                  (unaudited)        2002        2001       2000          1999        1998
                                  -------------------------------------------------------------------------
Net asset value,
  beginning of period............     $  3.23     $  4.22     $  5.21     $  6.87       $  5.51     $  8.25
                                  -------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a)...........        (.03)       (.07)       (.07)       (.09)         (.07)       (.07)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions...................         .50        (.92)       (.63)       (.93)         1.82        (.50)
                                  -------------------------------------------------------------------------
Net increase (decrease) in
net asset value from
  operations.....................         .47        (.99)       (.70)      (1.02)         1.75        (.57)
                                  -------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
  gain on investment
  transactions...................          -0-         -0-       (.29)       (.64)         (.39)      (2.17)
                                  -------------------------------------------------------------------------
Net asset value, end of period...     $  3.70     $  3.23     $  4.22     $  5.21       $  6.87     $  5.51
                                  -------------------------------------------------------------------------
Total Return
Total investment return based
  on net asset value(b)..........       14.55%     (23.46)%    (14.34)%    (16.48)%       34.24%      (9.27)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)................     $47,200     $41,096     $61,816     $81,569      $101,858     $85,456
Ratio of expenses to
  average net assets.............        2.34%(c)    2.20%       2.08%       1.87%         1.89%       1.84%
Ratio of net investment loss
  to average net assets..........       (1.97)%(c)  (1.89)%     (1.54)%     (1.39)%       (1.23)%     (1.17)%
Portfolio turnover rate..........          50%        183%        226%         86%           97%        106%


See footnote summary on page 22.


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                   ========================================================================
                                                                     Class C
                                   ========================================================================
                                   Six Months
                                        Ended
                                      May 31,                        Year Ended November 30,
                                         2003     ---------------------------------------------------------
                                  (unaudited)        2002        2001       2000          1999        1998
                                  -------------------------------------------------------------------------
Net asset value,
  beginning of period............     $  3.22     $  4.21     $  5.20     $  6.86       $  5.50     $  8.26
                                  -------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a)...........        (.03)       (.06)       (.07)       (.09)         (.08)       (.07)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions...................         .51        (.93)       (.63)       (.93)         1.83        (.52)
                                  -------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations.....................         .48        (.99)       (.70)      (1.02)         1.75        (.59)
                                  -------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
  gain on investment
  transactions............ ......          -0-         -0-       (.29)       (.64)         (.39)      (2.17)
                                  -------------------------------------------------------------------------
Net asset value, end of period...     $  3.70     $  3.22     $  4.21     $  5.20       $  6.86     $  5.50
                                  -------------------------------------------------------------------------
Total Return
Total investment return based
  on net asset value(b)..........       14.91%     (23.52)%    (14.37)%    (16.51)%       34.31%      (9.58)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)................     $11,426     $10,860     $15,391     $20,068       $28,025     $21,231
Ratio of expenses to
  average net assets ............        2.29%(c)    2.16%       2.04%       1.86%         1.86%       1.84%
Ratio of net investment loss
  to average net assets..........       (1.91)%(c)  (1.85)%     (1.51)%     (1.34)%       (1.22)%     (1.18)%
Portfolio turnover rate..........          50%        183%        226%         86%           97%        106%


See footnote summary on page 22.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 21

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                   ========================================================================
                                                                     Advisor Class
                                   ========================================================================
                                   Six Months
                                        Ended
                                      May 31,                        Year Ended November 30,
                                         2003     ---------------------------------------------------------
                                  (unaudited)        2002        2001       2000          1999        1998
                                  -------------------------------------------------------------------------
Net asset value,
  beginning of period............     $  3.74     $  4.83     $  5.86      $ 7.58        $ 5.98     $  8.69
                                  -------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a)...........        (.02)       (.03)       (.03)       (.02)         (.01)       (.01)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions...................         .59       (1.06)       (.71)      (1.06)         2.00        (.53)
                                  -------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations.....................         .57       (1.09)       (.74)      (1.08)         1.99        (.54)
                                  -------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
  gain on investment
  transactions...................          -0-         -0-       (.29)       (.64)         (.39)      (2.17)
                                  -------------------------------------------------------------------------
Net asset value, end of period...     $  4.31     $  3.74     $  4.83      $ 5.86        $ 7.58     $  5.98
                                  -------------------------------------------------------------------------
Total Return
Total investment return based
  on net asset value(b)..........       15.24%     (22.57)%    (13.39)%    (15.66)%       35.66%      (8.19)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)................     $17,778     $13,092    $131,032      $8,304        $9,970     $11,305
Ratio of expenses to
  average net assets.............        1.25%(c)    1.08%       1.08%        .83%          .85%        .83%
Ratio of net investment loss
  to average net assets..........        (.87)%(c)   (.81)%      (.64)%      (.35)%        (.20)%      (.16)%
Portfolio turnover rate..........          50%        183%        226%         86%           97%        106%


(a) Based on average shares outstanding.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.
(c) Annualized


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

BOARD OF DIRECTORS



John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS

Thomas J. Bardong, Vice President
John L. Blundin, Vice President
Alan E. Levi, Vice President
Catherine Wood, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller



Custodian
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter
AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, Texas 78278-6003
Toll-Free (800) 221-5672

Independent Auditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2714

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


(1) Member of the Audit Committee.

--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 23

ALLIANCEBERNSTEIN FAMILY OF FUNDS


U.S. Growth Funds
Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Technology Fund

Value Funds
Disciplined Value Fund
Global Value Fund
Growth & Income Fund
International Value Fund
Real Estate Investment Fund
Small CapValue Fund
Utility Income Fund
Value Fund

Blended Style Series
U.S. Large Cap Portfolio

Global & International Stock Funds
All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series
Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

Taxable Bond Funds
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds
National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Asset Allocation Funds
Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Closed-End Funds
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.

--------------------------------------------------------------------------------
24 O ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

AllianceBernstein Mid-Cap Growth
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO]AllianceBernstein
      Investment Research and Management


SM This service mark used under license from the owner, Alliance Capital Management L.P.


ALLSR0503




ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.      DESCRIPTION OF EXHIBIT

         10 (b) (1)       Certification of Principal Executive Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)       Certification of Principal Financial Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Mid-Cap Growth Fund, Inc.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  July 29, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  July 29, 2003

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  July 29, 2003